Note 14 - Related Party Transactions (Details Textual) - USD ($)			3 Months Ended
	Sep. 08, 2021	Mar. 12, 2021	Mar. 31, 2022	Mar. 31, 2021	Sep. 27, 2021	Nov. 30, 2020
Gain (Loss) on Extinguishment of Debt, Total			$ (0)	$ (250,000)
Interest Expense, Debt, Total			0	459,000
Non-exclusive Agreement with Echo Echo, LLC [Member]
Related Party Transaction, Amounts of Transaction	$ 29,000
Direct Operating Costs, Per Flight Hour	$ 675,000
Employee Service [Member] | Employees of Company Affiliated With the Founder and CEO [Member]
Related Party Transaction, Amounts of Transaction			31,000	0
Employee Service [Member] | Company That Employed The Chief Financial Officer [Member]
Related Party Transaction, Amounts of Transaction			$ 20,000	31,000
Series A Preferred Stock [Member] | SH Investment Fund I LLC [Member]
Stock Issued During Period, Units, Issued for Note Payable (in shares)		1,250
Stock Issued During Period, Value, Issued for Note Payable		$ 1,250,000
Loans Payable [Member]
Debt Instrument, Redemption Amount		5,100,000
Gain (Loss) on Extinguishment of Debt, Total		5,600,000
Payment for Debt Extinguishment or Debt Prepayment Cost		150,000
Interest Expense, Debt, Total				$ 120,000
SH Investment Fund I LLC [Member]
Gain (Loss) on Extinguishment of Debt, Total		(250,000)
Notes Payable, Total		$ 1,000,000.0
Promissory Note [Member] | BOC Yellowstone LLC [Member]
Debt Instrument, Interest Rate, Stated Percentage		5.50%
Line of Credit Facility, Maximum Borrowing Capacity					$ 1,000,000
Promissory Note [Member] | SH Investment Fund I LLC [Member]
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Line of Credit Facility, Maximum Borrowing Capacity						$ 1,000,000